UBS Money Market Fund (Prospectus Summary) | UBS Money Market Fund
UBS Money Market Fund
Investment objective
Maximum current income consistent with liquidity and conservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS Money Market Fund (USD $)	Class A	Class B	Class C
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	5.00%	1.00%
Exchange fee	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS Money Market Fund		Class A	Class B	Class C
Management fees		0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees		0.25%	0.75%	0.75%
Other expenses		1.20%	1.37%	1.23%
Total annual fund operating expenses		1.95%	2.62%	2.48%
Management fee waiver/expense reimbursements	[1]	1.00%	1.17%	1.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.95%	1.45%	1.45%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through June 30, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed the following: Class A, 0.95%, Class B, 1.45%, and Class C, 1.45%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example UBS Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	97	515	959	2,194
Class B	648	1,003	1,486	2,553	[1]
Class C	248	674	1,228	2,738
[1]	Reflects conversion to Class A shares after a maximum of 6 years.

Expense Example, No Redemption UBS Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	148	703	1,286	2,553	[1]
Class C	148	674	1,228	2,738
[1]	Reflects conversion to Class A shares after a maximum of 6 years.

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class B shares because they have the longest performance history of any class of fund shares. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods for each class of the fund's shares. That table does reflect fund sales charges.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return on Class B shares

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793-8637 (Option #1).

Total return January 1 to March 31, 2011: 0.01%
Best quarter during years shown: first quarter, 2001: 1.04%
Worst quarter during years shown: second quarter, 2009: 0.00% (Actual total return was 0.0025%)

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns UBS Money Market Fund	Class A	Class B		Class C
Average Annual Returns, Label	Class A	Class B	[1]	Class C
Average Annual Returns, 1 Year	0.01%	(4.99%)		(0.99%)
Average Annual Returns, 5 Years	1.91%	1.19%		1.57%
Average Annual Returns, 10 Years	1.60%	1.29%		1.17%
Average Annual Returns, Inception Date	Jul. 01, 1991	Sep. 26, 1986		Jul. 14, 1992
[1]	Assumes conversion of Class B shares to Class A shares after six years.